AAM Sawgrass U.S. Small Cap Quality Growth ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Consumer Discretionary - 10.7%
Acushnet Holdings Corporation	141	$11,226
Boyd Gaming Corporation (a)	130	11,037
Cheesecake Factory, Inc. (a)	169	10,801
Grand Canyon Education, Inc. (b)	100	16,863
Group 1 Automotive, Inc.	77	31,736
Laureate Education, Inc. (b)	637	14,396
Life Time Group Holdings, Inc. (b)	335	9,621
Monarch Casino & Resort, Inc. (a)	182	18,739
Texas Roadhouse, Inc.	121	22,401
		146,820

Consumer Staples - 2.6%
Oil-Dri Corporation of America	230	12,972
PriceSmart, Inc.	210	22,575
		35,547

Energy - 2.3%
Archrock, Inc.	1,381	32,260

Financials - 15.3%
Bread Financial Holdings, Inc.	245	15,018
Cadence Bank	160	5,576
Enova International, Inc. (b)	167	17,462
Kinsale Capital Group, Inc.	30	13,221
NMI Holdings, Inc. (b)	561	20,937
Palomar Holdings, Inc. (b)	164	21,728
Skyward Specialty Insurance Group, Inc. (b)	473	23,924
StoneX Group, Inc. (b)	618	60,094
Tiptree, Inc.	1,295	26,910
Victory Capital Holdings, Inc. - Class A	66	4,548
		209,418

Health Care - 21.8%
ADMA Biologics, Inc. (b)	2,465	46,096
Artivion, Inc. (b)	1,355	41,883
BioCryst Pharmaceuticals, Inc. (b)	738	6,007
Catalyst Pharmaceuticals, Inc. (b)	900	19,197
Corcept Therapeutics, Inc. (b)	74	4,971
CorVel Corporation (b)	189	16,745
Ensign Group, Inc.	144	21,600
Halozyme Therapeutics, Inc. (b)	289	17,331
Integer Holdings Corporation (a)(b)	178	19,315
iRadimed Corporation	547	31,912
LeMaitre Vascular, Inc.	175	14,217
Medpace Holdings, Inc. (b)	22	9,398
Merit Medical Systems, Inc. (b)	147	12,475
OptimizeRx Corporation (b)	374	4,720
Phibro Animal Health Corporation - Class A	722	19,133
RadNet, Inc. (a)(b)	236	12,916
		297,916

Industrials - 24.8%
Applied Industrial Technologies, Inc.	80	21,720
AZZ, Inc.	100	10,950
Barrett Business Services, Inc.	171	7,861
Comfort Systems USA, Inc. (a)	15	10,549
Enerpac Tool Group Corporation	330	12,708
ESCO Technologies, Inc.	81	15,690
ExlService Holdings, Inc. (b)	143	6,210
Federal Signal Corporation (a)	140	17,720
Granite Construction, Inc.	175	16,532
Huron Consulting Group, Inc. (b)	235	31,039
IBEX Holdings Ltd. (b)	796	23,538
Kratos Defense & Security Solutions, Inc. (b)	273	16,025
Leonardo DRS, Inc.	463	19,261
Mueller Industries, Inc.	309	26,379
Mueller Water Products, Inc. - Class A	1,205	29,836
OPENLANE, Inc. (b)	472	11,630
Primoris Services Corporation	112	10,547
REV Group, Inc.	184	9,117
Rush Enterprises, Inc. - Class A	126	6,822
Sterling Infrastructure, Inc. (a)(b)	37	9,901
Willdan Group, Inc. (b)	295	25,164
		339,199

Information Technology - 20.8%
A10 Networks, Inc.	1,661	30,596
ACM Research, Inc. - Class A (b)	158	4,797
Advanced Energy Industries, Inc.	122	16,948
AvePoint, Inc. (b)	1,617	30,852
Badger Meter, Inc. (a)	56	10,571
Bel Fuse, Inc. - Class B	84	10,923
Belden, Inc.	69	8,532
Box, Inc. - Class A (a)(b)	667	21,411
Calix, Inc. (b)	123	6,973
Commvault Systems, Inc. (b)	226	42,929
InterDigital, Inc. (a)	91	23,496
Progress Software Corporation	464	22,309
Red Violet, Inc.	675	29,923
Sanmina Corporation (b)	210	24,368
		284,628

Materials - 1.3%
Hawkins, Inc.	112	18,287
TOTAL COMMON STOCKS (Cost $1,293,906)		1,364,075

SHORT-TERM INVESTMENTS - 14.6%		Value
Investments Purchased with Proceeds from Securities Lending - 13.9%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(c)	190,614	190,614

Money Market Funds - 0.7%	Shares
Invesco Government & Agency Portfolio - Institutional Class, 4.25%(c)	9,119	9,119
TOTAL SHORT-TERM INVESTMENTS (Cost $199,733)		199,733

TOTAL INVESTMENTS - 114.2% (Cost $1,493,639)		1,563,808
Liabilities in Excess of Other Assets - (14.2)%		(194,748)
TOTAL NET ASSETS - 100.0%		$1,369,060
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company

(a)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $186,434.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

AAM Sawgrass U.S. Small Cap Quality Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,364,075	–	–	$1,364,075
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	190,614
Money Market Funds	9,119	–	–	9,119
Total Investments	$1,373,194	–	–	$1,563,808

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $190,614 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.